REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 3,055	$ 2,063	$ 5,776	$ 4,156
Provisional pricing adjustments	31	(8)	7	14
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	2,812	1,937	5,405	3,843
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	2,617	1,928	5,172	3,822
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	191	8	229	20
Gold provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Provisional pricing adjustments	4	1	4	1
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	184	103	283	266
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	157	112	280	253
Copper provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Provisional pricing adjustments	27	(9)	3	13
Silver [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	19	23	30	47
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 59	$ 23	$ 88	$ 47